As filed with the Securities and Exchange Commission on December 10, 1996.

Registration Nos. 33-54642 and 811-7342.


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 28



                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 29




                           The JPM Institutional Funds
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                                John E. Pelletier
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Stephen K. West, Esq.
                               Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004


It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b)
[X] on December 27, 1996 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Tax Exempt Money Market and Tax Exempt Bond Funds (for their fiscal years ended August 31, 1996) on October 29, 1996; International Bond Fund (for its fiscal year ended September 30, 1996) on November 27, 1996; Treasury Money Market, Short Term Bond, Bond, Emerging Markets Equity and International Equity Funds (for their fiscal years ended October 31, 1995) on December 15, 1995; Money Market Fund

(for its fiscal year ended November 30, 1995) on January 29, 1996; New York Total Return Bond Fund (for its fiscal year ended March 31, 1996) on May 30, 1996; Selected U.S. Equity and U.S. Small Company Funds (for their fiscal years ended May 31, 1996) on July 30, 1996; and Diversified Fund (for its fiscal year ended June 30, 1996) on August 28, 1996. The Registrant has not filed Rule 24f-2 notices with respect to its Japan Equity, European Equity and Asia Growth Funds (for their fiscal years ended December 31, 1995) because the Registrant has not sold any securities to the public with respect to those series during the fiscal years indicated. The Registrant expects to file Rule 24f-2 notices with respect to the Japan Equity, European Equity and Asia Growth Funds (for their fiscal years ending December 31, 1996) on or before February 28, 1997.

The Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Treasury Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Tax Exempt Bond Portfolio, The Selected U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Non-U.S. Equity Portfolio, The Diversified Portfolio, The Emerging Markets Equity Portfolio, The New York Total Return Bond Portfolio, The Non-U.S. Fixed Income Portfolio and The Series Portfolio have also executed this Registration Statement.

                           THE JPM INSTITUTIONAL FUNDS
           (DISCIPLINED EQUITY AND INTERNATIONAL OPPORTUNITIES FUNDS)

                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)


PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.


2.       SYNOPSIS:   Who May Be a Suitable Investor in the Fund.

3.       CONDENSED FINANCIAL INFORMATION:  Not Applicable.


4. GENERAL DESCRIPTION OF REGISTRANT: Information About the Master-Feeder Structure; Who May Be a Suitable Investor in the Fund; Investment Objective and Policies; Additional Investment Practices and Risks; Organization.

5. MANAGEMENT OF THE FUND: Management of the Fund and the Portfolio; Organization; Shareholder Inquiries and Services;
         Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not
         Applicable.


6. CAPITAL STOCK AND OTHER SECURITIES: Information About the Master-Feeder Structure; Shareholder Inquiries and Services; Net Asset Value; Taxes; Dividends and Distributions;
         Organization.


7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Who May Be a Suitable Investor in the Fund; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE:  Cover Page.

11.      TABLE OF CONTENTS:  Table of Contents.

12.      GENERAL INFORMATION AND HISTORY:  General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendices A, B and C.

14.      MANAGEMENT OF THE FUND:  Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Description of
         Shares.


16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES:  Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS:  Taxes.


21.      UNDERWRITERS:   Distributor.

22.      CALCULATION OF PERFORMANCE DATA:  Performance Data.

23.      FINANCIAL STATEMENTS:  Financial Statements.

PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

                                EXPLANATORY NOTE



         This post-effective amendment No. 28 to the Registrant's registration statement on Form N-1A (the "Registration Statement") (File No. 33-54642) is being filed to revise the form of Prospectus for The JPM Institutional Disciplined Equity Fund (a series of shares of the Registrant), constituting part of post-effective amendment No. 26 ("Amendment No. 26") to the Registration Statement filed on October 11, 1996. The form of Prospectus for The JPM Institutional International Opportunities Fund (another series of shares of the Registrant) and the Statement of Additional Information are incorporated herein as filed in Amendment No. 26 (Accession No. 0000912057-96-022626).

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                              Subject to Completion
                 Preliminary Prospectus Dated December 10, 1996


PROSPECTUS

The JPM Institutional Disciplined Equity Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 766-7722


The investment objective of The JPM Institutional Disciplined Equity Fund (the "Fund") is to provide high total return from a broadly diversified portfolio of equity securities. Total return will consist of realized and unrealized capital gains and losses plus income.


The Fund seeks to achieve its objective by investing all of its investable assets in The Disciplined Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Fund invests in the Portfolio through a two-tier master-feeder investment fund structure. See "Information About the Master-Feeder Structure" on page 1. The Portfolio invests primarily in the common stock and other equity securities of large and medium sized U.S. companies.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").


This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be retained for future reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated December , 1996, as amended or supplemented from time to time. This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor or by calling (800) 221-7930. The Fund's Distributor is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Institutional Funds.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The value of an investment in the Fund may fluctuate and may, at the time it is redeemed, be higher or lower than the amount originally invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COM-MISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY TATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is December   , 1996

Table of Contents


 Expense Table                                 1


Information About the Master-Feeder
   Structure                                   1

Who May Be a Suitable Investor
   in the Fund                                 2

Investment Objective and Policies              2

Additional Investment Practices and
   Risks                                       3


Performance Information Derived
   from Private Accounts                       5


Management of the Fund and Portfolio           6

Shareholder Inquiries and Services             8

Purchase of Shares                             8

Redemption of Shares                           9

Exchange of Shares                            10

Dividends and Distributions                   10

Net Asset Value                               10

Taxes                                         11

Organization                                  11

Additional Information                        12

Expense Table

An investment in the Fund is not subject to any sales charges or redemption fees. Operating Expenses described below include the expenses of both the Fund and the Portfolio. The Trustees believe that the Fund's operating expenses are approximately equal to or less than would be the case if the Fund did not invest all of its investable assets in the Portfolio.

Shareholder Transaction Expenses


Maximum Sales Charge Imposed on Purchases(1)  . . . . . . . .     None

Sales Charge Imposed on Reinvested Distributions  . . . . . .     None
Deferred Sales Load . . . . . . . . . . . . . . . . . . . . .     None
Redemption Fees . . . . . . . . . . . . . . . . . . . . . . .     None
Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . .     None



Annual Operating Expenses(2)

Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . .     0.35%
Rule 12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . .     None
Other Expenses (after expense limitation) . . . . . . . . . .     0.10%

Total Operating Expenses (after expense limitation) . . . . .     0.45%

------------------
1 Certain Eligible Institutions may charge customers fees of varying amounts in connection with the purchase of shares of the Fund through such Eligible Institutions.


2 These expenses are based on the estimated expenses and estimated average net assets for the Fund's first fiscal year and through February 28, 1998, after applicable expense limitation. Without such expense limitation, the estimated Other Expenses and Total Operating Expenses would be equal on an annual basis to 0.47% and 0.82% of the average daily net assets of the Fund.

Example

An investor would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period. (The Fund's minimum initial investment is greater than $1,000.)


1 Year. . . . . . . . . . . . . . . . . . . . . . . . . $  5
3 Years . . . . . . . . . . . . . . . . . . . . . . . . $ 14


The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in the Fund bear. For a complete description of contractual arrangements and other expenses applicable to the Fund and the Portfolio, see Management of the Fund and Portfolio and Shareholder Inquiries and Services -- Shareholder Servicing. The example is included solely for illustrative purposes and should not be considered a representation of future performance or expenses. Actual expenses may be more or less than those shown.

Information About the Master-Feeder Structure

The Fund is a series of an open-end investment company. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has an identical investment objective. The Fund is a feeder fund and the Portfolio is the master fund in a so-called master-feeder structure. The master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

In addition to the Fund, other feeder funds may invest in the Portfolio, and information about these other feeder funds is available from the Fund's Distributor. The other feeder funds invest in the Portfolio on the same terms as the Fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Fund, which may produce different performance results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in the Portfolio may reduce the diversification of the Portfolio's investments, reduce economies of scale and increase the Portfolio's operating expenses. If the Board of Trustees of the Portfolio approves a change to the investment objective of the Portfolio that is not approved by the Fund's Board of Trustees, the Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment advisor or find a substitute master fund. Withdrawal of the Fund's interest in the Portfolio might cause the Fund to incur expenses it would not otherwise be required to pay.

If the Fund is requested to vote on a matter affecting the Portfolio, the Fund will call a meeting of its shareholders to vote on the matter. The Fund will vote on any matter at the meeting of the Portfolio's investors in the same proportion that the Fund's shareholders voted on the matter. The Fund will vote the shares held by Fund shareholders who do not vote in the same proportion as the shares of Fund shareholders who do vote.


Who May  Be a Suitable Investor in the Fund

The Fund is designed for investors seeking enhanced total return relative to that of large and medium sized U.S. companies, typically represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index" or the "Index"). The Portfolio is designed to have a volatility of return similar to that of the Index. The Portfolio invests in a portfolio of common stocks and other equity securities of large and medium sized companies broadly diversified across sectors, industries and issuers. The Fund does not represent a complete investment program nor is the Fund suitable for all investors.

Investment Objective and Policies

The Fund's investment objective is to provide high total return from a broadly diversified portfolio of equity securities. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio, which has the same objective as the Fund. The Portfolio invests primarily in the common stock and other equity securities of large and medium sized U.S. companies. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following is a discussion of the investment policies and risks of the Portfolio.

Primary Investments. Under normal market conditions, the Advisor intends to keep the Portfolio essentially fully invested and at least 65% of its total assets will be invested in common stocks and other equity securities. Equity securities include exchange-traded, over-the-counter and unlisted common and preferred stocks, warrants, rights, convertible securities, depository receipts, trust certificates, limited partnership interests and equity participations. The Portfolio may invest to a limited extent in equity securities of foreign issuers.

How Investments are Selected. The Portfolio seeks to enhance returns exclusively through the selection of undervalued securities. Based on the insights gained from the fundamental research of Morgan's equity analysts, Morgan uses a dividend discount model to value securities and to rank a universe of large and medium capitalization companies within industry sectors according to their relative value. Morgan then buys and sells securities within each industry sector based on this valuation process.


In addition, Morgan uses its disciplined portfolio construction process to seek to reduce the Portfolio's volatility. Morgan attempts to match the Portfolio to various risk characteristics of the Index. For instance, Morgan keeps the industry sector weightings, the average market capitalization and other broad characteristics of the Portfolio comparable to those of the Index. Finally, the Portfolio holds a large number of stocks to enhance its diversification.

The S&P 500 Index. The Index is a market weighted compilation of 500 common stocks selected on a statistical basis by Standard & Poor's. Total return for the Index assumes reinvestment of dividends. The Index is typically composed of issues in the following sectors: industrial, financial, public utilities and transportation. Most stocks that comprise the Index are traded on the New York Stock Exchange, although some are traded on the American Stock Exchange and in the over-the-counter market.

Additional Investment Practices and Risks


Warrants and Convertible Securities. Warrants acquired by the Portfolio entitle it to buy common stock at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Portfolio's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates. Convertible debt securities and preferred stock entitle the Portfolio to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

Depository Receipts. Depository receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depository instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

Investments in Other Investment Companies. The Portfolio is permitted to invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses.

Restricted and Illiquid Securities. The Portfolio may invest up to 15% of its net assets in illiquid securities, including certain restricted and private placement securities. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Portfolio may also purchase Rule 144A securities eligible for resale to institutional investors without registration under the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by Morgan and approved by the Trustees. The Trustees will monitor Morgan's implementation of these guidelines on a periodic basis.

Money Market Instruments. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective. Under normal market conditions, the Portfolio will purchase money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in Morgan's judgment during, or in anticipation of, adverse market conditions. These money market instruments include obligations issued or guaranteed by the U.S. Government or any of its agencies and instrumentalities, commercial paper, bank obligations, repurchase agreements and other debt obligations of U.S. and foreign issuers. If a repurchase agreement counterparty defaults on its obligations, the Portfolio may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral to recover its investment.

When-Issued and Forward Commitment Transactions. The Portfolio may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when-issued or forward commitment basis may decline between the purchase date and the settlement date.

Futures and Options Transactions. The Portfolio may enter into derivative contracts to hedge against fluctuations in securities prices, changes in interest rates or as a substitute for the purchase or sale of securities. The Portfolio may also use derivative contracts for risk management purposes. See "Risk Management" in the Statement of Additional Information. The Portfolio may purchase and sell (write) exchange traded and over-the-counter put and call options on securities and securities indexes, purchase and sell futures contracts on securities and securities indexes and purchase and sell (write) put and call options on futures contracts on securities and securities indexes. Some options and futures strategies, including selling futures contracts, buying puts and writing calls, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner consistent with the Portfolio's objective and policies.

All of the Portfolio's transactions in derivative contracts involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices The Portfolio may incur liabilities to a counterparty in connection with transactions in futures contracts and options that may exceed the Portfolio's initial investment. The Portfolio may also lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. In addition, the Portfolio incurs transaction costs in opening and closing positions in derivative contracts.

Derivative contracts may sometimes increase or leverage the Portfolio's exposure to a particular market risk thereby increasing the price volatility of the Portfolio. The Portfolio is required to offset the leverage inherent in derivative contracts by maintaining a segregated account consisting of cash or liquid securities, by holding offsetting portfolio securities or contracts or by covering written options.


The Portfolio's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Portfolio's assets.

During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Portfolio's ability to terminate over-the-counter derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty. In addition, derivative securities and over-the-counter derivative contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

The Portfolio will not engage in a transaction in futures or options on futures for risk management purposes if, immediately thereafter, the sum of initial margin deposits and premiums requested to establish risk management positions in future contracts and options on futures would exceed 5% of the Portfolio's net assets.

Portfolio Securities Loans. The Portfolio may lend portfolio securities with a value up to one-third of its total assets. Each loan must be fully collateralized by cash or other eligible assets. The Portfolio may pay reasonable fees in connec-tion with securities loans. Morgan will evaluate the creditworthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers.

Borrowing and Reverse Repurchase Agreements. The Portfolio may (1) borrow money from banks solely for temporary or emergency (but not for leverage) purposes and
(2) enter into reverse repurchase agreements for any purpose. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings). For the purposes of the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.


Short-Term Trading. The Portfolio will sell a portfolio security without regard to the length of time such security has been held if, in the Advisor's view, the security meets the criteria for disposal. The portfolio turnover rate of the Portfolio may be in excess of 100%. A high portfolio turnover rate involves higher costs to the Portfolio in the form of dealer spreads and brokerage commissions. This policy is subject to certain requirements for qualification of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

Portfolio Diversification and Concentration. The Portfolio is diversified and therefore may not, with respect to 75% of its total assets (i) invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities, or (2) acquire more than 10% of the outstanding voting securities of any one issuer. The Portfolio will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry.


Investment Policies and Restrictions. Except as otherwise stated in this Prospectus or the Statement of Additional Information, the Fund's and the Portfolio's investment objective, policies and restrictions are not fundamental and may be changed without shareholder approval. Fund shareholders will be given 30 days' notice prior to any change to either the Fund's or the Portfolio's investment objective.


Performance Information Derived from Private Accounts

The Fund has not commenced operations and has no investment performance record. However, the Fund's investment objective and policies and the Portfolio's strategies will be substantially similar to those employed by the Advisor and its affiliates with respect to certain discretionary investment management accounts under their management ("Private Accounts"). The chart below shows the historical investment performance for a composite of these Private Accounts ("Private Account Composite").

The investment performance of the Private Account Composite does not represent the Fund's performance nor should it be interpreted as indicative of the Fund's future performance. The accounts in the Private Account Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Code. If the accounts included in the Private Account Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

The investment performance results of the Private Account Composite reflect the deduction of the Fund's total annual operating expenses, estimated at 0.45%. The Fund's estimated total annual operating expenses are higher than the highest investment advisory fee charged to any private account in the Private Account Composite. The Private Account Composite performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses.

                                   TOTAL RETURNS  AVERAGE ANNUAL TOTAL RETURNS
                                   THREE          ONE      FIVE    SINCE
                                   MONTHS         YEAR     YEARS   INCEPTION*

AS OF SEPTEMBER 30, 1996
Private Account Composite........  2.76%          20.72%   16.07%  14.80%
S&P 500 Index....................  3.09%          20.33%   15.23%  14.00%

AS OF OCTOBER 31, 1996
Private Account Composite........  10.27%         24.30%   16.50%  15.01%
S&P 500 Index....................  10.83%         24.09%   15.55%  14.27%


*November 1, 1989.

                            Annual Total Returns for the Year Ended December 31,

                             1995     1994     1993     1992    1991    1990

Private Account Composite..  37.87%   2.21%    10.20%   11.75%  30.39%  -2.94%
S&P 500 Index..............  37.58%   1.32%    10.08%    7.62%  30.47%  -3.11%

The Private Account Composite includes all discretionary accounts managed by the Advisor and its affiliates invested solely in equity securities of large and medium sized companies using the same investment strategy that the Advisor will employ on behalf of the Portfolio. The inception date for the Private Account Composite was November 1, 1989. (Prior to January 1, 1993, when the Association for Investment Management and Research (AIMR) performance presentation requirements went into effect, the Advisor's composites may not have included all discretionary accounts.)

Management of the Fund and Portfolio


Trustees. The Fund is a series of The JPM Institutional Funds (the "Trust") and the Portfolio is a subtrust of The Series Portfolio (the "Portfolio Trust"). The Trustees of the Trust and the Portfolio Trust decide upon matters of general policy and review the actions of Morgan and other service providers. The Trustees of the Trust and the Portfolio Trust are identified below. A majority of the non-interested Trustees have adopted written procedures to deal with any potential conflicts of interest that may arise because the same persons are Trustees of both the Trust and the Portfolio Trust.


Frederick S. Addy . . . . . . .      Former Executive Vice President and Chief
                                     Financial Officer, Amoco Corporation

William G. Burns  . . . . . . .      Former Vice Chairman of the Board and Chief
                                     Financial Officer, NYNEX Corporation

Arthur C. Eschenlauer . . . . .      Former Senior Vice President, Morgan
                                     Guaranty Trust Company of New York

Matthew Healey  . . . . . . . .      Chairman and Chief Executive Officer of the
                                     Trust and the Portfolio Trust; Chairman,
                                     Pierpont Group, Inc.

Michael P. Mallardi . . . . . .      Former Senior Vice President, Capital
                                     Cities/ABC, Inc. and President, Broadcast
                                     Group

Advisor. The Fund has not retained the services of an investment advisor because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as investment advisor. Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments.


Morgan, with principal offices at 60 Wall Street, New York, NY 10260, is a New York trust company that conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion).

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes fundamental research, systematic stock selection and disciplined portfolio construction. Morgan believes that the market price of a security will, over time, move towards its fundamental value, notwithstanding short-term fluctuations in price. Morgan maintains an active presence in all of the world's leading financial markets and employs over 100 full-time analysts devoted to economic research for its clients.


James C. Wiess, Vice President, is primarily responsible for the day-to-day management and implementation of Morgan's investment process for the Portfolio. Mr. Wiess has been employed by Morgan since 1992. Prior to 1992, he worked for Oppenheimer & Co., Inc.

As compensation for the services rendered and related expenses borne by Morgan under its investment advisory agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee which is computed daily and may be paid monthly at the annual rate of 0.35% of the Portfolio's average daily net assets. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York or any other bank.


Co-Administrator. Pursuant to Co-Administration Agreements with the Trust and the Portfolio Trust, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Portfolio Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.


For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Portfolio Trust and certain other registered investment companies subject to similar agreements with FDI.

Administrative Services Agent. Pursuant to Administrative Services Agreements with the Trust and the Portfolio Trust, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.


Under the Administrative Services Agreements, each of the Fund and the Portfolio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio, the other portfolios in which series of the Trust or The JPM Pierpont Funds invest and JPM Series Trust and in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their average daily net assets in excess of $7 billion.


Distributor. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


Fund Services Agreement. Pursuant to Fund Services Agreements with the Trust and the Portfolio Trust, Pierpont Group, Inc. ("PGI"), 461 Fifth Avenue, New York, New York 10017, assists the Trustees in exercising their overall supervisory responsibilities for the affairs of the Trust and the Portfolio Trust. PGI provides these services for a fee approximating its reasonable cost.


Custodian and Transfer Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian and fund accounting agent for the Fund and the Portfolio and as the Fund's transfer and dividend disbursing agent. State Street keeps the books of account for the Fund and the Portfolio.


Expenses. In addition to the fees payable to the service providers identified above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, interest, taxes and extraordinary expenses (such as for litigation). For the Fund, such expenses also include printing and mailing reports, notices and proxy statements to shareholders and registration fees under federal and state securities laws. For the Portfolio, such expenses also include registration fees under foreign securities laws and brokerage commissions.


Morgan has agreed that it will, at least through February 28, 1998, maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 0.45% of the Fund's average daily net assets. This expense limitation does not cover extraordinary expenses during the period.


Shareholder Inquiries and Services

Shareholders may call J.P. Morgan Funds Services at (800) 766-7722 for information about the Fund and assistance with shareholder transactions.


Shareholder Servicing. Under a shareholder servicing agreement with the Trust, Morgan, acting directly or through an agent (designated as an Eligible Institution), provides account administration and personal and account maintenance services to Fund shareholders. These services include assisting in the maintenance of accurate account records; processing orders to purchase and redeem shares of the Fund; and responding to shareholder inquiries. The Fund has agreed to pay Morgan a fee for these services at an annual rate of 0.10% of the average daily net assets of the Fund.


The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

Purchase of Shares


Method of Purchase. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to the Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.


Minimum Investment Requirements. The Fund requires a minimum initial investment of $1,000,000. The minimum subsequent investment is $25,000. These minimum investment requirements may be waived for certain investors including investors for whom the Advisor is a fiduciary, or who maintain related accounts with the Fund, other JPM Institutional funds or with the Advisor or who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Fund.


Purchase Price and Settlement. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.



To purchase Fund shares, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 766-7722 for assistance in placing an order for shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser becomes a holder of record on the next business day upon the Fund's receipt of payment in immediately available funds. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchase becomes a holder of record on the following business day upon the Fund's receipt of payment.


Eligible Institutions. Shares may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.


Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

Redemption of Shares



Method of Redemption. To redeem Fund shares, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at

(800) 766-7722 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share ("NAV"). See Net Asset Value.


A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day . Cash proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions , and, subject to Further Redemption Information below, in any event are paid within seven days.

Other Redemption Processing Information. Redemption requests may not be processed if the redemption request is not submitted in proper form. A redemption request is not in proper form unless the Fund has received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be transmitted until the check has cleared, which may take up to 15 days. The Fund reserves the right to suspend the right of redemption or postpone the payment of redemption proceeds to the extent permitted by the Securities and Exchange Commission.

Mandatory Redemption. If a redemption of shares reduces the value of a shareholder's account balance below the required initial minimum investment, the Fund may redeem the remaining shares in the account 60 days after providing written notice to the shareholder of the mandatory redemption. An account will not be subject to mandatory redemption if the shareholder purchases sufficient shares during the 60 day period to increase the account balance to the required minimum investment amount.

Exchange of Shares


Shares of the Fund may be exchanged for shares of any of The JPM Pierpont Funds or The JPM Institutional Funds at net asset value without a sales charge. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between funds that are registered in the same name, address and taxpayer identification number. After the exchange, shareholders must meet the minimum investment requirements for the fund in which they are then investing. An exchange is a redemption of shares from one fund and a purchase of shares in another and is therefore a taxable transaction that may have tax consequences . The Fund reserves the right to discontinue, alter or limit the exchange privilege at any time. Exchanges are available only in states where an exchange may legally be made.

Dividends and Distributions


The Fund's net investment income and realized net capital gains, if any, will be distributed at least annually. Dividends and distributions will be payable to shareholders of record on the record date. The Fund's dividends and distributions are paid in additional Fund shares unless the shareholder elects to have them paid in cash. The tax treatment of dividends and distributions is the same whether they are paid in shares or cash. Cash dividends and distributions are either (1) credited to the shareholder's account at Morgan or the shareholder's Eligible Institution or (2) in the case of certain Morgan clients, paid by a check mailed in accordance with the client's instructions.

Net Asset Value


The Fund computes its NAV at 4:15 p.m. New York time on each weekday that is not a holiday listed in the Statement of Additional Information (a "business day"). The NAV is determined by subtracting from the value of the Fund's total assets (the value of the Fund's investment in the Portfolio, plus any cash or other assets of the Fund) the amount of its liabilities and dividing the remainder by the number of outstanding shares.

Taxes


The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code . To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to shareholders in accordance with certain timing requirements of the Code.


Dividends paid by the Fund from net investment income, certain net foreign currency gains, and the excess of net short-term capital gain over net long term capital loss will be taxable to its shareholders as ordinary income. Distributions paid by the Fund from the excess of net long-term capital gain over net short-term capital loss and designated as "capital gain dividends" will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are received in additional shares or in cash. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends received by the Portfolio from U.S. domestic corporations may be eligible, in the hands of these corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Shareholders will be informed annually about the amount and character, for federal income tax purposes, of distributions received from the Fund.

The Fund anticipates that it may be required to pay foreign taxes on its income from certain foreign investments, which will reduce its return from those investments. The Fund will not be eligible to pass through any foreign taxes to its shareholders, who therefore will not directly take such taxes into account on their own tax returns.

Investors should consider the adverse tax implications of buying shares immediately before a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

Redemptions of shares, whether for cash or in-kind, are taxable events on which a shareholder may recognize a gain or loss and may be subject to special tax rules if the redeemed shares were held less than six months or if a reinvestment occurs. Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on distributions and redemptions if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

In addition to federal taxes, a shareholder may be subject to state, local or other taxes on Fund distributions, redemptions or exchanges of shares of the Fund, or the value of their Fund investment. Shareholders are urged to consult their own tax advisors concerning specific questions about federal, state and local, or other taxes.

Organization

The Trust was organized on November 4, 1992 as a Massachusetts business trust. The Trust currently has 18 series of shares, including the Fund, that are offered to the public.

Shareholders of the Fund are entitled to one full or fractional vote for each share of the Fund. There is no cumulative voting and shares have no preemption or conversion rights. The Trust does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other.

Additional Information


Shareholder Reports and Confirmations. The Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption transaction and monthly statements reflecting all account activity.

Telephone Transactions. All shareholders are entitled to initiate redemptions and other transactions by telephone. However, a transaction authorized by telephone and reasonably believed by the Fund, Morgan, an Eligible Institution or the Distributor to be genuine may result in a loss to the investor if the transaction is not in fact genuine. The Fund will employ reasonable procedures to confirm that investor instructions communicated by telephone are genuine. These include requiring investors to give their personal identification numbers and tape recording telephone instructions. If these procedures are not followed, the Fund, Morgan, the investor's Eligible Institution or the Distributor may be liable for any losses resulting from unauthorized or fraudulent instructions.

Performance Advertising. The Fund may advertise historical performance information and compare its performance to other investments or relevant indexes. An advertisement may also include data supplied by Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications.

The Fund may advertise average annual total return and other forms of total return data. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at NAV for specified periods ending with the most recent calendar quarter. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also advertise total return on a cumulative, average, year-by-year or other basis for specified periods. The investment results of the Fund will fluctuate over time and should not be considered a representation of the Fund's performance in the future.


Performance information may be obtained by calling Morgan at (800) 766-7222.

The JPM Institutional Disciplined Equity Fund































No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such an offer in such jurisdiction.


Prospectus
December   , 1996

                                     PART C


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

The following financial statements are included in Part A:

None.

The following financial statements are incorporated by reference into Part B:

The JPM Institutional Money Market Fund
Statement of Assets and Liabilities at November 30, 1995
Statement of Operations for the fiscal year ended November 30, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements November 30, 1995
Statement of Assets and Liabilities at May 31, 1996 (unaudited)
Statement of Operations for the six months ended May 31, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements May 31, 1996 (unaudited)

The Money Market Portfolio
Schedule of Investments at November 30, 1995
Statement of Assets and Liabilities at November 30, 1995
Statement of Operations for the fiscal year ended November 30, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements November 30, 1995
Schedule of Investments at May 31, 1996 (unaudited)
Statement of Assets and Liabilities at May 31, 1996 (unaudited)
Statement of Operations for the six months ended May 31, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements May 31, 1996 (unaudited)

The JPM Institutional Tax Exempt Money Market Fund
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements August 31, 1995
Statement of Assets and Liabilities at February 28, 1996 (unaudited)
Statement of Operations for the six months ended February 28, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements February 28, 1996 (unaudited)

The Tax Exempt Money Market Portfolio
Schedule of Investments at August 31, 1995
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements August 31, 1995
Schedule of Investments at February 28, 1996 (unaudited)

Statement of Assets and Liabilities at February 28, 1996 (unaudited)
Statement of Operations for the six months ended February 28, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements February 28, 1996 (unaudited)

The JPM Institutional Treasury Money Market Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1995
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The Treasury Money Market Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1995
Schedule of Investments at April 30, 1996 (unaudited)
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The JPM Institutional Short Term Bond Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1995
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The Short Term Bond Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1995
Schedule of Investments at April 30, 1996 (unaudited)
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The JPM Institutional Bond Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets

Financial Highlights
Notes to Financial Statements October 31, 1995
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The U.S. Fixed Income Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1995
Schedule of Investments at April 30, 1996 (unaudited)
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The JPM Institutional Tax Exempt Bond Fund
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements August 31, 1995
Statement of Assets and Liabilities at February 28, 1996 (unaudited)
Statement of Operations for the six months ended February 28, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements February 28, 1996 (unaudited)

The Tax Exempt Bond Portfolio
Schedule of Investments at August 31, 1995
Statement of Assets and Liabilities at August 31, 1995
Statement of Operations for the fiscal year ended August 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements August 31, 1995
Schedule of Investments at February 28, 1996 (unaudited)
Statement of Assets and Liabilities at February 28, 1996 (unaudited)
Statement of Operations for the six months ended February 28, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements February 28, 1996 (unaudited)

The JPM Institutional Selected U.S. Equity Fund
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the Fiscal Year Ended May 31, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements May 31, 1996

The Selected U.S. Equity Portfolio
Schedule of Investments at May 31, 1996
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the Fiscal Year Ended May 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements May 31, 1996

The JPM Institutional U.S. Small Company Fund
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the Fiscal Year Ended May 31, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements May 31, 1996

The U.S. Small Company Portfolio
Schedule of Investments at May 31, 1996
Statement of Assets and Liabilities at May 31, 1996
Statement of Operations for the Fiscal Year Ended May 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements May 31, 1996

The JPM Institutional International Equity Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1995
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The Non-U.S. Equity Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1995
Schedule of Investments at April 30, 1996 (unaudited)
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The JPM Institutional Diversified Fund
Statement of Assets and Liabilities at June 30, 1996
Statement of Operations for the Fiscal Year Ended June 30, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements June 30, 1996

The Diversified Portfolio
Schedule of Investments at June 30, 1996
Statement of Assets and Liabilities at June 30, 1996
Statement of Operations for the Fiscal Year Ended June 30, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements June 30, 1996

The JPM Institutional Emerging Markets Equity Fund
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements October 31, 1995

Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The Emerging Markets Equity Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1995
Schedule of Investments at April 30, 1996 (unaudited)
Statement of Assets and Liabilities at April 30, 1996 (unaudited)
Statement of Operations for the six months ended April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements April 30, 1996 (unaudited)

The JPM Institutional New York Total Return Bond Fund
Statement of Assets and Liabilities at March 31, 1996
Statement of Operations for the fiscal year ended March 31, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements March 31, 1996

The New York Total Return Bond Portfolio
Schedule of Investments at March 31, 1996
Statement of Assets and Liabilities at March 31, 1996
Statement of Operations for the fiscal year ended March 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements March 31, 1996

The JPM Institutional International Bond Fund
Statement of Assets and Liabilities at September 30, 1995
Statement of Operations For the period ended September 30, 1995
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements September 30, 1995
Statement of Assets and Liabilities at March 31, 1996 (unaudited)
Statement of Operations for the six months ended March 31, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements March 31, 1996 (unaudited)

The Non-U.S. Fixed Income Portfolio
Schedule of Investments at September 30, 1995
Statement of Assets and Liabilities at September 30, 1995
Statement of Operations For the six period ended September 30, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements September 30, 1995
Schedule of Investments at March 31, 1996 (unaudited)
Statement of Assets and Liabilities at March 31, 1996 (unaudited)
Statement of Operations for the six months ended March 31, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements March 31, 1996 (unaudited)

The JPM Institutional Japan Equity Fund
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the period February 29, 1996 (commencement of operations) through June 30, 1996 (unaudited)
Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

The Japan Equity Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the period March 28, 1995 (commencement of operations) through December 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995
Schedule of Investments at June 30, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the six months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

The JPM Institutional European Equity Fund
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the period February 29, 1996 (commencement of operations) through June 30, 1996 (unaudited)
Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

The European Equity Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the period March 28, 1995 (commencement of operations) through December 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995
Schedule of Investments at June 30, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the six months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

The JPM Institutional Asia Growth Fund
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the period February 29, 1996 (commencement of operations) through June 30, 1996 (unaudited)
Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

The Asia Growth Portfolio
Schedule of Investments at December 31, 1995
Statement of Assets and Liabilities at December 31, 1995
Statement of Operations for the period April 4, 1995 (commencement of operations) through December 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1995

Schedule of Investments at June 30, 1996 (unaudited)
Statement of Assets and Liabilities at June 30, 1996 (unaudited)
Statement of Operations for the six months ended June 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements June 30, 1996 (unaudited)

(b) Exhibits


1. Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration
         Statement filed on September 26, 1996.

1(a). Amendment No. 5 to Declaration of Trust; Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.**

2. Restated By-Laws of the Registrant were filed as Exhibit 2 to Post-Effective Amendment No. 16 to the Registration
         Statement filed on June 15, 1995.

4.       Form of Share Certificate was filed as Exhibit 4 to
         Post-Effective Amendment No. 13 to the Registration
         Statement filed on November 1,1994 ("Post-Effective
         Amendment No. 13").

6. Form of Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI") was filed as Exhibit 6 to
         Post-Effective Amendment No. 23 to the Registration
         Statement filed on July 31, 1996 ("Post-Effective Amendment
         No. 23").

8. Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street") was filed as Exhibit 8 to Post-Effective Amendment No. 13.

9(a). Form of Co-Administration Agreement between Registrant and FDI was filed as Exhibit 9(a) to Post-Effective
         Amendment No. 23.

9(b). Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") was filed as Exhibit 9(b) to Post-Effective Amendment No. 21 to the Registration Statement filed on February 27, 1996.

9(c).    Transfer Agency and Service Agreement between
         Registrant and State Street was filed as Exhibit 9(c) to Post-Effective Amendment No. 13.

9(d). Form of Restated Administrative Services Agreement between Registrant and Morgan Guaranty was filed as
         Exhibit 9(d) to Post-Effective Amendment No. 23.

9(e).    Form of Fund Services Agreement, as amended, between
         Registrant and Pierpont Group, Inc. was filed as
         Exhibit 9(e) to Post-Effective Amendment No. 23.

10. Opinion and consent of Sullivan & Cromwell was filed as Exhibit No. 10 to Pre-Effective Amendment No. 1 to the
         Registration Statement filed on December 30, 1992.

11.      Consents of independent accountants.**

13.      Purchase Agreement was filed as Exhibit No. 13 to
         Pre-Effective Amendment No. 1 to the Registration Statement filed on December 30, 1992.

16. Schedule for computation of performance quotations was filed as Exhibit 16 to Post-Effective Amendment No. 10 to the Registration Statement filed on June 10, 1994.

17.      Financial Data Schedules.*

18.      Powers of Attorney were filed as Exhibit No. 18 to
         Post-Effective Amendment No. 24 to the Registration
         Statement filed on September 11, 1996.
-------------------

*Filed herewith.
**To be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


Shares of Beneficial Interest ($0.001 par value).
Title of Class:  Number of record holders as of November 30, 1996.

The JPM Institutional Money Market Fund:   238
The JPM Institutional Treasury Money Market Fund:   56
The JPM Institutional Bond Fund:   171
The JPM Institutional Diversified Fund:   70
The JPM Institutional U.S. Small Company Fund:   483
The JPM Institutional International Equity Fund:   582
The JPM Institutional Emerging Markets Equity Fund:   669
The JPM Institutional International Bond Fund:   45
The JPM Institutional Short Term Bond Fund:   47
The JPM Institutional Selected U.S. Equity Fund:   144
The JPM Institutional Tax Exempt Money Market Fund:   108
The JPM Institutional Tax Exempt Bond Fund:   173
The JPM Institutional New York Total Return Bond Fund:   82
The JPM Institutional European Equity Fund:   28
The JPM Institutional Japan Equity Fund:   28
The JPM Institutional Asia Growth Fund:   38
The JPM Institutional Disciplined Equity Fund:  0
The JPM Institutional International Opportunities Fund:  0
The JPM Institutional Global Strategic Income Fund:  0

ITEM 27.  INDEMNIFICATION.

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Not Applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares. FDI is an indirectly wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Foreign Fund, Inc.
Fremont Mutual Funds
H.T. Insight Funds, Inc.
The Harris Insight Funds Trust
LKCM Fund
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
Skyline Funds
St. Clair Funds, Inc.
Waterhouse Investors Cash Management Funds, Inc.
The JPM Advisor Funds


The JPM Pierpont Funds
JPM Series Trust

FDI does not act as depositor or investment adviser of any investment companies.

(b) The following is a list of officers, directors and partners of FDI. The principal address of all officers and directors is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Name; Positions and Offices with Underwriter; Position and
Offices with Registrant:

Marie E. Connolly; Director, President and Chief Executive
Officer; Vice President and Assistant Treasurer

Richard W. Ingram; Senior Vice President; President and
Treasurer

John E. Pelletier; Senior Vice President and General Counsel;
Vice President and Secretary

Donald R. Roberson; Senior Vice President; None

John F. Tower III; Senior Vice President, Chief Financial
Officer and Treasurer; Vice President and Assistant Treasurer

Rui M. Moura; First Vice President; None

Bernard A. Whalen; First Vice President; None

John W. Gomez; Chairman and Director; None

William J. Nutt; Director; None

The information required by this Item 29 with respect to each director and officer of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI pursuant to the Securities Exchange Act of 1934 (SEC File No. 20518).

(c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent, and administrative services agent).


STATE STREET BANK AND TRUST COMPANY: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

FUNDS DISTRIBUTOR, INC.:  60 State Street, Boston, Massachusetts
02109 (records relating to its functions as distributor and co-administrator).

ITEM 31.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.


(c) The Registrant undertakes to file a post-effective amendment on behalf of The JPM Institutional Disciplined Equity Fund, The JPM Institutional International Opportunities Fund and The JPM Institutional Global Strategic Income Fund, using financial statements which need not be certified, within four to six months from the commencement of public investment operations of such funds.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 10th day of December, 1996.

The JPM  Institutional Funds


By       /s/  Christopher J. Kelley
         ----------------------------
         Christopher J. Kelley
         Vice President and Assistant Treasurer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on December 10, 1996.


Richard W. Ingram*
------------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer)


Matthew Healey*
------------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G.  Burns*
------------------------------
William G. Burns
Trustee

Arthur C.  Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P.  Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/  Christopher J. Kelley
         ----------------------------
         Christopher J. Kelley
         as attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Institutional Funds (the "Trust") (File No. 33-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 10th day of December, 1996.

The Treasury Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Tax Exempt Bond Portfolio and The New York Total Return Bond Portfolio


By /s/  Christopher J. Kelley
  -------------------------
  Christopher J. Kelley
  Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on December 10, 1996.


Richard W.  Ingram*
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting
Officer) of the Portfolios


Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal
Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios



*By /s/  Christopher J. Kelley
    ------------------------
    Christopher J. Kelley
    as attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Institutional Funds (the "Trust") (File No. 33-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the city of George Town, Grand Cayman on the 10th day of December, 1996.

The Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Selected U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Non-U.S. Equity Portfolio, The Diversified Portfolio, The Emerging Markets Equity Portfolio, The Non-U.S. Fixed Income Portfolio and The Series
Portfolio

By /s/ Lenore J. McCabe
   -------------------------
   Lenore J. McCabe
   Assistant Secretary and Assistant Treasurer


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on December 10, 1996.

Richard W.  Ingram*
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting
Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal
Executive Officer) of
the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

    /s/  Lenore J. McCabe
*By ------------------------
    Lenore J. McCabe
    as attorney-in-fact pursuant to a power of attorney previously filed.

                                INDEX TO EXHIBITS

Exhibit No.                         Description of Exhibit
-------------                       ----------------------

EX-27.1 to
EX-27.16                            Financial Data Schedules.